Expense Example, No Redemption - Class A C S I N T Shares - Janus Henderson Emerging Markets Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class S 1 Year	Class S 3 Years	Class S 5 Years	Class S 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class N 1 Year	Class N 3 Years	Class N 5 Years	Class N 10 Years	Class T 1 Year	Class T 3 Years	Class T 5 Years	Class T 10 Years
USD ($)	754	1,129	1,528	2,639	267	820	1,400	2,787	572	1,703	2,817	5,532	157	486	839	1,834	152	471	813	1,779	186	576	990	2,148